21. Provision for contingencies (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	R$ 8,561	R$ 7,920
Tax
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	8,182	7,718
Labor
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	94	29
Civil and other
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	125	53
Regulatory
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	160	120
Property and equipment
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	867	863
Property and equipment | Tax
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	858	851
Property and equipment | Labor
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	3	3
Property and equipment | Civil and other
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	0	0
Property and equipment | Regulatory
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	6	9
Letter of guarantee
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	7,694	7,057
Letter of guarantee | Tax
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	7,324	6,867
Letter of guarantee | Labor
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	91	26
Letter of guarantee | Civil and other
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	125	53
Letter of guarantee | Regulatory
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	R$ 154	R$ 111